Summary of Significant Accounting Policies - Roll Forward of Receivable Allowance (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance Beginning of Year	$ 3,759	$ 4,162	$ 4,162	$ 3,043	$ 2,762
Charged to Expense	$ 3,335	$ 3,017	12,300	11,014	10,785
Write-Offs and Other			(12,703)	(9,895)	(10,504)
Balance End of Year			$ 3,759	$ 4,162	$ 3,043